Net Gains or Losses on Financial Instruments Held For Trading_Net Gains Or Losses From Financial Instruments Designated At Fair Value Through Profit Or Loss(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 [1]
Net gains or losses on financial instruments held for trading [Line Items]
Revenue from financial instruments designated at fair value through profit or loss	₩ 555,749	₩ 667,508	₩ 603,409
Expense from financial instruments designated at fair value through profit or loss	1,953,720	760,577	1,344,892
Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss	(1,397,971)	(93,069)	(741,483)
Financial assets designated at fair value through profit or loss
Net gains or losses on financial instruments held for trading [Line Items]
Revenue from financial instruments designated at fair value through profit or loss	0	0	128,673
Expense from financial instruments designated at fair value through profit or loss	0	0	78,113
Financial liabilities designated at fair value through profit or loss
Net gains or losses on financial instruments held for trading [Line Items]
Revenue from financial instruments designated at fair value through profit or loss	555,749	667,508	474,736
Expense from financial instruments designated at fair value through profit or loss	₩ 1,953,720	₩ 760,577	₩ 1,266,779

[1]	Regarding reclassification of interest income following the change of accounting policy, gains related to financial instruments held for trading for 2017, has been restated.